Financial Instruments - Summary of Categories of Financial Instruments (Detail) - USD ($)		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss				$ 137,926
Financial assets at amortized cost	[1]	$ 27,490,152	$ 91,047,060	14,427,678
Financial liabilities at fair value through profit or loss
Derivative financial liabilities		90,213	223,352	267,000
Financial liabilities at amortized cost	[2]	41,922,924	$ 36,090,421	$ 24,228,678
Money Market Fund [Member]
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss		$ 30,445,339

[1]	The balances include financial assets at amortized cost, which comprise of cash and cash equivalents excluding money market funds and refundable deposits.
[2]	The balances include financial liabilities at amortized cost, which comprise of trade payables, other payables, other current liabilities and long-term borrowings.